Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade and other receivables
	December 31,	December 31,
	2017	2016
	$	$
Trade receivables	20,613	12,840
Sales tax receivables	7,210	4,617
Other receivables	53	397
	27,876	17,854